                                             Filed Pursuant to Rule 497(c)
                                             Registration File No.: 002-94996




                  PROSPECTUS SUPPLEMENT DATED MARCH 1, 1998
                      TO PROSPECTUSES DATED MAY 1, 1997

                            THE HUDSON RIVER TRUST


The section of the Prospectus entitled "Financial Highlights" is hereby supplemented with the following:


                             FINANCIAL HIGHLIGHTS


The financial information below for the fiscal year ended on December 31, 1997 has been audited by Price Waterhouse LLP, the Trust's independent accountants. The December 31, 1997 audited financial statements of the Trust, and the "Report of the Independent Accountants" thereon, are incorporated by reference herein. The Trust's 1997 annual report, which contains additional performance information, is available without charge upon request.


SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD(C)



                                                                               ALLIANCE INTERMEDIATE
                                                           ALLIANCE MONEY      GOVERNMENT SECURITIES  ALLIANCE QUALITY
                                                          MARKET PORTFOLIO           PORTFOLIO         BOND PORTFOLIO
                                                       ---------------------- ----------------------- ----------------
                                                        CLASS IA    CLASS IB   CLASS IA    CLASS IB*      CLASS IA
                                                         SHARES      SHARES     SHARES      SHARES         SHARES
                                                       ---------- ----------  ---------- -----------  ----------------
Net asset value, beginning of period(a) ..............   $10.17      $10.16     $ 9.29      $ 9.27         $ 9.49
                                                       ---------- ----------  ---------- -----------  ----------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............................     0.54        0.52       0.53        0.32           0.60
 Net realized and unrealized gain on investments and
  foreign currency transactions ......................       --          --       0.13        0.22           0.24
                                                       ---------- ----------  ---------- -----------  ----------------
 Total from investment operations ....................     0.54        0.52       0.66        0.54           0.84
                                                       ---------- ----------  ---------- -----------  ----------------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ................    (0.53)      (0.51)     (0.51)      (0.38)         (0.59)
 Distributions from realized gains ...................    (0.00)      (0.00)        --          --             --
                                                       ---------- ----------  ---------- -----------  ----------------
 Total dividends and distributions ...................    (0.53)      (0.51)     (0.51)      (0.38)         (0.59)
                                                       ---------- ----------  ---------- -----------  ----------------
Net asset value, end of period .......................   $10.18      $10.17     $ 9.44      $ 9.43         $ 9.74
                                                       ========== ==========  ========== ===========  ================
Total return(d) ......................................     5.42%       5.16%      7.29%       5.83%          9.14%
                                                       ========== ==========  ========== ===========  ================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................... $449,960    $123,675   $115,114      $5,052       $203,233
Ratio of expenses to average net assets ..............     0.39%       0.63%      0.55%       0.81%(b)       0.57%
Ratio of net investment income to average net assets       5.28%       5.02%      5.61%       5.15%(b)       6.19%
Portfolio turnover rate ..............................       --          --        285%        285%           374%

                                                                    ALLIANCE GROWTH &
                                           ALLIANCE HIGH YIELD           INCOME           ALLIANCE EQUITY INDEX
                                                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                          ---------------------- ----------------------- -----------------------
                                           CLASS IA    CLASS IB   CLASS IA    CLASS IB*   CLASS IA    CLASS IB*
                                            SHARES      SHARES     SHARES      SHARES      SHARES      SHARES
                                          ---------- ----------  ---------- -----------  ---------- -----------
Net asset value, beginning of period(a)     $10.02      $10.01     $13.01      $13.42      $15.16      $16.35
                                          ---------- ----------  ---------- -----------  ---------- -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................     1.04        1.05       0.15        0.05        0.26        0.14
 Net realized and unrealized gain on
  investments and foreign currency
  transactions ..........................     0.75        0.71       3.30        2.91        4.64        3.48
                                          ---------- ----------  ---------- -----------  ---------- -----------
 Total from investment operations  ......     1.79        1.76       3.45        2.96        4.90        3.62
                                          ---------- ----------  ---------- -----------  ---------- -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...    (0.97)      (0.95)     (0.15)      (0.09)      (0.25)      (0.17)
 Distributions from realized gains  .....    (0.43)      (0.43)     (0.93)      (0.93)      (0.07)      (0.07)
                                          ---------- ----------  ---------- -----------  ---------- -----------
 Total dividends and distributions  .....    (1.40)      (1.38)     (1.08)      (1.02)      (0.32)      (0.24)
                                          ---------- ----------  ---------- -----------  ---------- -----------
Net asset value, end of period ..........   $10.41      $10.39     $15.38      $15.36      $19.74      $19.73
                                          ========== ==========  ========== ===========  ========== ===========
Total return(d) .........................    18.48%      18.19%     26.90%      22.41%      32.58%      22.28%
                                          ========== ==========  ========== ===========  ========== ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...... $355,473     $66,338   $555,059     $32,697    $943,631      $  110
Ratio of expenses to average net assets       0.62%       0.88%      0.58%       0.83%(b)    0.37%       0.62%(b)
Ratio of net investment income to
 average net assets .....................     9.82%       9.76%      0.99%       0.43%(b)    1.46%       1.10%(b)
Portfolio turnover rate .................      390%        390%        79%         79%          3%          3%
Average commission rate paid ............       --          --    $0.0586     $0.0586     $0.0309     $0.0309



                                                                                                    ALLIANCE
                                              ALLIANCE COMMON          ALLIANCE GLOBAL           INTERNATIONAL
                                              STOCK PORTFOLIO             PORTFOLIO                PORTFOLIO
                                          ------------------------ ------------------------ -----------------------
                                            CLASS IA     CLASS IB    CLASS IA     CLASS IB   CLASS IA    CLASS IB*
                                             SHARES       SHARES      SHARES       SHARES     SHARES      SHARES
                                          ------------ ----------  ------------ ----------  ---------- -----------
Net asset value, beginning of period(a)      $18.23       $18.22      $16.92       $16.91     $11.50      $11.39
                                          ------------ ----------  ------------ ----------  ---------- -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................      0.14         0.10        0.17         0.12       0.10        0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..........................      5.12         5.11        1.75         1.76      (0.45)      (0.31)
                                          ------------ ----------  ------------ ----------  ---------- -----------
 Total from investment operations  ......      5.26         5.21        1.92         1.88      (0.35)      (0.29)
                                          ------------ ----------  ------------ ----------  ---------- -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...     (0.11)       (0.08)      (0.36)       (0.33)     (0.32)      (0.28)
 Distributions from realized gains  .....     (1.77)       (1.77)      (1.19)       (1.19)     (0.56)      (0.56)
                                          ------------ ----------  ------------ ----------  ---------- -----------
 Total dividends and distributions  .....     (1.88)       (1.85)      (1.55)       (1.52)     (0.88)      (0.84)
                                          ------------ ----------  ------------ ----------  ---------- -----------
Net asset value, end of period ..........    $21.61       $21.58      $17.29       $17.27     $10.27      $10.26
                                          ============ ==========  ============ ==========  ========== ===========
Total return(d) .........................     29.40%       29.07%      11.66%       11.38%     (2.98)%     (2.54)%
                                          ============ ==========  ============ ==========  ========== ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ......$9,331,994     $228,780  $1,203,867      $21,520   $190,611      $3,286
Ratio of expenses to average net assets        0.39%        0.64%       0.69%        0.97%      1.08%       1.38%(b)
Ratio of net investment income to
 average net assets .....................      0.69%        0.46%       0.97%        0.67%      0.83%       0.20%(b)
Portfolio turnover rate .................        52%          52%         57%          57%        59%         59%
Average commission rate paid ............   $0.0579      $0.0579     $0.0412      $0.0412    $0.0294     $0.0294

                                                                                                     ALLIANCE
                                            ALLIANCE AGGRESSIVE       ALLIANCE SMALL CAP           CONSERVATIVE
                                              STOCK PORTFOLIO          GROWTH PORTFOLIO        INVESTORS PORTFOLIO
                                          ------------------------ ------------------------- -----------------------
                                            CLASS IA     CLASS IB   CLASS IA*    CLASS IB*    CLASS IA    CLASS IB*
                                             SHARES       SHARES      SHARES       SHARES      SHARES      SHARES
                                          ------------ ----------  ----------- ------------  ---------- -----------
Net asset value, beginning of period(a)      $35.85       $35.83      $10.00       $10.00      $11.29      $11.29
                                          ------------ ----------  ----------- ------------  ---------- -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................      0.04        (0.11)       0.01        (0.01)       0.49        0.31
 Net realized and unrealized gain on
  investments and foreign currency
  transactions ..........................      3.71         3.77        2.65         2.65        0.97        1.01
                                          ------------ ----------  ----------- ------------  ---------- -----------
 Total from investment operations  ......      3.75         3.66        2.66         2.64        1.46        1.32
                                          ------------ ----------  ----------- ------------  ---------- -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...     (0.05)       (0.03)      (0.01)       (0.00)      (0.49)      (0.36)
 Distributions from realized gains  .....     (3.33)       (3.33)      (0.30)       (0.30)      (0.37)      (0.37)
                                          ------------ ----------  ----------- ------------  ---------- -----------
 Total dividends and distributions  .....     (3.38)       (3.36)      (0.31)       (0.30)      (0.86)      (0.73)
                                          ------------ ----------  ----------- ------------  ---------- -----------
Net asset value, end of period ..........    $36.22       $36.13      $12.35       $12.34      $11.89      $11.88
                                          ============ ==========  =========== ============  ========== ===========
Total return(d) .........................     10.94%       10.66%      26.74%       26.57%      13.25%      11.84%
                                          ============ ==========  =========== ============  ========== ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ......$4,589,771      $73,486     $94,676      $46,324    $307,847      $5,694
Ratio of expenses to average net assets        0.54%        0.81%       0.95%(b)     1.15%(b)    0.57%       0.80%(b)
Ratio of net investment income to
 average net assets .....................      0.11%       (0.28)%      0.10%(b)    (0.12)%(b)   4.17%       3.82%(b)
Portfolio turnover rate .................       123%         123%         96%          96%        206%        206%
Average commission rate paid ............   $0.0571      $0.0571     $0.0488      $0.0488     $0.0413     $0.0413



                                                                       ALLIANCE
                                          ALLIANCE BALANCED        GROWTH INVESTORS
                                              PORTFOLIO               PORTFOLIO
                                          -----------------   -------------------------
                                              CLASS IA          CLASS IA     CLASS IB
                                               SHARES            SHARES       SHARES
                                            ------------      ------------  -----------
Net asset value, beginning of period(a)        $16.64             $17.20      $17.19
                                            ------------      ------------  -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................        0.58               0.41        0.36
 Net realized and unrealized gain on
  investments and foreign currency
  transactions ..........................        1.86               2.43        2.43
                                            ------------      ------------  -----------
 Total from investment operations  ......        2.44               2.84        2.79
                                            ------------      ------------  -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...       (0.59)             (0.46)      (0.43)
 Distributions from realized gains  .....       (0.91)             (1.03)      (1.03)
                                            ------------      ------------  -----------
 Total dividends and distributions  .....       (1.50)             (1.49)      (1.46)
                                            ------------      ------------  -----------
Net asset value, end of period ..........      $17.58             $18.55      $18.52
                                            ============      ============  ===========
Total return(d) .........................       15.06%             16.87%      16.58%
                                            ============      ============  ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ......  $1,724,089         $1,630,389     $35,730
Ratio of expenses to average net assets          0.45%              0.57%       0.82%
Ratio of net investment income to
 average net assets .....................        3.30%              2.18%       1.88%
Portfolio turnover rate .................         146%               121%        121%
Average commission rate paid ............     $0.0409            $0.0460     $0.0460


------------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

    Class IA:

       Alliance Common Stock Portfolio--June 16, 1975
       Alliance Money Market Portfolio--July 13, 1981
       Alliance Balanced Portfolio--January 27, 1986
       Alliance Aggressive Stock Portfolio--January 27, 1986
       Alliance High Yield Portfolio--January 2, 1987
       Alliance Global Portfolio--August 27, 1987
       Alliance Conservative Investors Portfolio--October 2, 1989
       Alliance Growth Investors Portfolio--October 2, 1989
       Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
       Alliance Growth and Income Portfolio--October 1, 1993
       Alliance Equity Index Portfolio--March 1, 1994
       Alliance International Portfolio--April 3, 1995


       Alliance Small Cap Growth Portfolio--May 1, 1997

     Class IB:


     Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.

     Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)  Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.